PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.0%
Communication Services : 1.2%
375
Electronic Arts, Inc.
$ 75,214
0.1
3,392
Fox Corp. - Class A
191,105
0.2
2,787
Fox Corp. - Class B
144,172
0.1
7,152
(1)
Liberty Global Ltd.
- Class A
91,116
0.1
5,204
(1)
Liberty Global Ltd.
- Class C
64,009
0.0
1,371
Match Group, Inc.
43,324
0.0
2,477  Millicom International
Cellular SA
180,549
0.1
1,479  New York Times Co.
- Class A
118,009
0.1
3,687
News Corp. - Class A
89,557
0.1
1,215  Nexstar Media Group,
Inc.
304,989
0.3
1,109
Omnicom Group, Inc.
94,587
0.1
1,396,631
1.2
Consumer Discretionary : 11.6%
9,556
ADT, Inc.
76,639
0.1
4,075
(1)
Aptiv PLC
299,676
0.3
3,859
Aramark
161,499
0.1
196
(1)
AutoNation, Inc.
38,251
0.0
260
(1)
AutoZone, Inc.
976,451
0.9
2,959
Best Buy Co., Inc.
183,369
0.2
23,120
BorgWarner, Inc.
1,331,018
1.2
1,830
Boyd Gaming Corp.
152,311
0.1
646
D.R. Horton, Inc.
103,612
0.1
362  Dick's Sporting Goods,
Inc.
73,714
0.1
125
Domino's Pizza, Inc.
50,314
0.0
1,713
eBay, Inc.
155,643
0.1
3,300
Expedia Group, Inc.
711,777
0.6
7,799
Ford Motor Co.
109,888
0.1
3,537
Gentex Corp.
82,766
0.1
1,357
Genuine Parts Co.
161,836
0.1
313
(1)
Grand Canyon
Education, Inc.
49,789
0.0
2,310
H&R Block, Inc.
70,732
0.1
841
Hasbro, Inc.
83,755
0.1
1,975  Hilton Worldwide
Holdings, Inc.
615,766
0.6
2,840
Lear Corp.
372,750
0.3
1,009
Lennar Corp. - Class A
115,389
0.1
4,559
LKQ Corp.
150,948
0.1
4,700
Lowe's Cos., Inc.
1,243,479
1.1
7,743
(1)
Mattel, Inc.
131,244
0.1
2,615
(1)
MGM Resorts
International
96,389
0.1
678
(1)
Mohawk Industries,
Inc.
84,933
0.1
21
(1)
NVR, Inc.
157,874
0.1
5,327  Penske Automotive
Group, Inc.
839,109
0.7
2,506
PulteGroup, Inc.
343,823
0.3
387
Ralph Lauren Corp.
140,326
0.1
325
Ross Stores, Inc.
66,833
0.1
836  Service Corp.
International
70,374
0.1
5,050
Texas Roadhouse, Inc.
923,494
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
680
Thor Industries, Inc.
$ 65,368
0.1
1,344
Toll Brothers, Inc.
211,331
0.2
1,940
(1)
TopBuild Corp.
869,702
0.8
11,675
Tractor Supply Co.
605,232
0.5
800
Travel + Leisure Co.
58,960
0.1
233
(1)
Ulta Beauty, Inc.
159,556
0.1
3,700
Williams-Sonoma, Inc.
760,905
0.7
322
Wynn Resorts Ltd.
34,837
0.0
337
Yum! Brands, Inc.
56,670
0.1
13,048,332
11.6
Consumer Staples : 7.3%
7,728  Albertsons Cos., Inc.
- Class A
138,331
0.1
20,087  Archer-Daniels-
Midland Co.
1,386,806
1.2
2,352
(1)
BJ's Wholesale Club
Holdings, Inc.
232,354
0.2
1,840
Bunge Global SA
221,996
0.2
2,066
Campbell Soup Co.
55,679
0.1
1,255  Casey's General
Stores, Inc.
860,415
0.8
524  Church & Dwight Co.,
Inc.
54,947
0.0
391
Clorox Co.
49,720
0.0
500  Coca-Cola
Consolidated, Inc.
101,200
0.1
4,065
Conagra Brands, Inc.
78,251
0.1
3,601
Dollar General Corp.
562,620
0.5
9,375  Estee Lauder Cos.,
Inc. - Class A
1,026,281
0.9
2,042
General Mills, Inc.
92,360
0.1
895
Hershey Co.
211,471
0.2
1,875
Ingredion, Inc.
220,238
0.2
3,494
Kraft Heinz Co.
85,987
0.1
3,207
Kroger Co.
218,846
0.2
1,033  Lamb Weston
Holdings, Inc.
49,780
0.0
677
McCormick & Co., Inc.
48,094
0.0
2,444  Molson Coors
Beverage Co. - Class
B
119,732
0.1
1,632
Pilgrim's Pride Corp.
70,437
0.1
705
(1)
Post Holdings, Inc.
74,941
0.1
10
Seaboard Corp.
51,327
0.0
939
Sysco Corp.
85,599
0.1
3,888  Tyson Foods, Inc.
- Class A
252,681
0.2
19,492
(1)
US Foods Holding
Corp.
1,883,122
1.7
8,233,215
7.3
Energy : 6.0%
3,303  Antero Midstream
Corp.
74,251
0.1
14,103
Baker Hughes Co.
920,362
0.8
8,875  Chesapeake Energy
Corp.
957,790
0.8
5,900
Chord Energy Corp.
639,383
0.6
41,245
Coterra Energy, Inc.
1,261,685
1.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
28,618
Devon Energy Corp.
$ 1,245,742
1.1
3,435
Halliburton Co.
123,660
0.1
1,880
HF Sinclair Corp.
94,019
0.1
1,132  Marathon Petroleum
Corp.
224,374
0.2
4,658
NOV, Inc.
94,371
0.1
953
Ovintiv, Inc.
48,212
0.0
662
Phillips 66
102,166
0.1
12,600
Schlumberger NV
646,884
0.6
1,441
TechnipFMC PLC
95,553
0.1
863
Valero Energy Corp.
176,604
0.2
6,705,056
6.0
Financials : 12.2%
702  Affiliated Managers
Group, Inc.
214,938
0.2
938
Allstate Corp.
201,220
0.2
8,158  American Financial
Group, Inc.
1,084,851
1.0
5,337  Annaly Capital
Management, Inc.
124,032
0.1
4,003
(1)
Arch Capital Group
Ltd.
400,900
0.4
542
Assurant, Inc.
124,438
0.1
2,763  Axis Capital Holdings
Ltd.
292,104
0.3
18  Axis Capital Holdings
Ltd.
1,903
0.0
1,157
Bank OZK
53,870
0.0
541  Cboe Global Markets,
Inc.
162,149
0.1
2,052  Cincinnati Financial
Corp.
336,487
0.3
398  East West Bancorp,
Inc.
43,561
0.0
286  Evercore, Inc. - Class
A
88,328
0.1
369
Everest Re Group Ltd.
123,796
0.1
2,175  Fidelity National
Financial, Inc.
115,014
0.1
1,630
Globe Life, Inc.
236,774
0.2
888  Hanover Insurance
Group, Inc.
160,399
0.1
10,667  Hartford Financial
Services Group, Inc.
1,502,234
1.3
320
Houlihan Lokey, Inc.
52,406
0.0
44,475  Huntington
Bancshares, Inc.
747,180
0.7
2,632
Invesco Ltd.
69,116
0.1
545  Jack Henry &
Associates, Inc.
88,541
0.1
2,190  Janus Henderson
Group PLC
114,099
0.1
1,261
Lazard, Inc.
63,807
0.1
1,211
Loews Corp.
133,234
0.1
248
M&T Bank Corp.
53,811
0.0
110
(1)
Markel Corp.
227,972
0.2
14,266  MGIC Investment
Corp.
378,477
0.3
307
Northern Trust Corp.
43,929
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
27,703  Old Republic
International Corp.
$ 1,187,628
1.1
1,616  OneMain Holdings,
Inc.
88,912
0.1
381
Popular, Inc.
51,572
0.0
363
Primerica, Inc.
92,079
0.1
1,011  Principal Financial
Group, Inc.
96,470
0.1
421  Prudential Financial,
Inc.
41,418
0.0
7,419  Raymond James
Financial, Inc.
1,135,701
1.0
326  Reinsurance Group of
America, Inc.
70,328
0.1
1,115  RenaissanceRe
Holdings Ltd.
337,243
0.3
740
RLI Corp.
46,117
0.0
1,529
SEI Investments Co.
124,338
0.1
4,330
Synchrony Financial
299,246
0.3
1,726  T. Rowe Price Group,
Inc.
163,331
0.1
24,150
Truist Financial Corp.
1,190,836
1.1
2,488
Unum Group
178,464
0.2
772
(2)
Voya Financial, Inc.
51,631
0.0
2,876
W.R. Berkley Corp.
206,209
0.2
7,229
Western Union Co.
69,615
0.1
25  White Mountains
Insurance Group Ltd.
55,513
0.1
3,375  Willis Towers Watson
PLC
1,029,949
0.9
13,756,170
12.2
Health Care : 8.7%
303  Agilent Technologies,
Inc.
36,778
0.0
509
(1)
Biogen, Inc.
97,636
0.1
817
(1)
BioMarin
Pharmaceutical, Inc.
50,433
0.0
149
Chemed Corp.
61,091
0.1
1,407  Encompass Health
Corp.
151,787
0.1
599  GE HealthCare
Technologies, Inc.
50,478
0.0
2,938
(1)
Henry Schein, Inc.
242,062
0.2
13,067
(1)
Hologic, Inc.
984,729
0.9
1,051
Humana, Inc.
200,258
0.2
4,700
(1)
IQVIA Holdings, Inc.
840,407
0.7
1,092
(1)
Jazz Pharmaceuticals
PLC
207,502
0.2
6,678
Labcorp Holdings, Inc.
1,930,743
1.7
46
(1)
Mettler-Toledo
International, Inc.
62,868
0.1
6,775
(1)
Molina Healthcare, Inc.
1,043,689
0.9
1,131
QIAGEN N.V.
56,324
0.1
6,350
Quest Diagnostics, Inc.
1,345,628
1.2
210
ResMed, Inc.
53,815
0.1
8,450
Revvity, Inc.
830,720
0.7
8,500  Royalty Pharma PLC
- Class A
392,785
0.4
1,541
(1)
Solventum Corp.
114,342
0.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
376
STERIS PLC
$ 94,884
0.1
1,081
(1)
Tenet Healthcare Corp.
258,781
0.2
328
(1)
United Therapeutics
Corp.
165,279
0.1
1,774  Universal Health
Services, Inc. - Class B
365,621
0.3
4,109
Viatris, Inc.
61,347
0.1
595  Zimmer Biomet
Holdings, Inc.
58,572
0.1
9,758,559
8.7
Industrials : 20.2%
2,351
A.O. Smith Corp.
183,378
0.2
131
Acuity Brands, Inc.
39,508
0.0
994
AECOM
97,392
0.1
5,950
AGCO Corp.
812,175
0.7
1,429
Air Lease Corp.
92,656
0.1
737
Allegion PLC
118,768
0.1
675  Allison Transmission
Holdings, Inc.
84,577
0.1
310
AMETEK, Inc.
74,158
0.1
354  Applied Industrial
Technologies, Inc.
100,033
0.1
271  Armstrong World
Industries, Inc.
47,019
0.0
262  BWX Technologies,
Inc.
53,967
0.0
1,668
(1)
CACI International, Inc.
- Class A
1,017,764
0.9
337
Carlisle Cos., Inc.
133,037
0.1
15,825
Carrier Global Corp.
1,019,130
0.9
920  CH Robinson
Worldwide, Inc.
170,430
0.1
254
(1)
Clean Harbors, Inc.
74,473
0.1
301
Crane Co.
60,360
0.1
31,500
CSX Corp.
1,344,735
1.2
122
Cummins, Inc.
71,232
0.1
128
Curtiss-Wright Corp.
89,642
0.1
1,633
Delta Air Lines, Inc.
107,288
0.1
1,834
Donaldson Co., Inc.
170,122
0.1
631
Dover Corp.
142,290
0.1
170
EMCOR Group, Inc.
123,185
0.1
1,608  Expeditors
International of
Washington, Inc.
233,208
0.2
339  Ferguson Enterprises,
Inc.
88,398
0.1
741
Flowserve Corp.
65,593
0.1
1,598
Fortive Corp.
94,602
0.1
5,550
(1)
FTI Consulting, Inc.
912,531
0.8
3,724
Genpact Ltd.
147,917
0.1
931
Graco, Inc.
87,440
0.1
927
(1)
GXO Logistics, Inc.
58,243
0.0
654
(3)
Hexcel Corp.
60,619
0.1
2,340
Hubbell, Inc.
1,197,214
1.1
280  Huntington Ingalls
Industries, Inc.
124,466
0.1
3,800
IDEX Corp.
795,986
0.7
641
ITT, Inc.
129,745
0.1
639
Jacobs Solutions, Inc.
88,093
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
760  JB Hunt Transport
Services, Inc.
$ 177,392
0.2
1,112
(1)
Kirby Corp.
144,338
0.1
19,459  Knight-Swift
Transportation
Holdings, Inc.
1,224,360
1.1
3,395  L3Harris Technologies,
Inc.
1,237,613
1.1
3,665
Landstar System, Inc.
597,212
0.5
1,137
Leidos Holdings, Inc.
199,089
0.2
5,108  Lincoln Electric
Holdings, Inc.
1,466,251
1.3
1,791
Masco Corp.
128,271
0.1
340
MSA Safety, Inc.
66,439
0.1
1,455  MSC Industrial Direct
Co., Inc. - Class A
136,537
0.1
1,455
Mueller Industries, Inc.
171,632
0.1
174
Nordson Corp.
51,059
0.0
2,706
Oshkosh Corp.
460,074
0.4
678
Otis Worldwide Corp.
62,756
0.1
631
Pentair PLC
62,589
0.1
4,500
Regal Rexnord Corp.
994,410
0.9
3,400
Republic Services, Inc.
778,600
0.7
105  Rockwell Automation,
Inc.
42,782
0.0
1,188
Ryder System, Inc.
263,213
0.2
705  Science Applications
International Corp.
65,043
0.1
1,393  Sensata Technologies
Holding PLC
52,015
0.0
330  Simpson
Manufacturing Co., Inc.
63,878
0.1
518
Snap-on, Inc.
199,544
0.2
628  SS&C Technologies
Holdings, Inc.
47,282
0.0
29,075
(1)
Standardaero, Inc.
895,510
0.8
1,411
Textron, Inc.
139,195
0.1
821
Timken Co.
88,980
0.1
9,110
Toro Co.
900,615
0.8
438
(1)
United Airlines
Holdings, Inc.
46,559
0.0
404
Valmont Industries, Inc.
185,812
0.2
359  WESCO International,
Inc.
103,931
0.1
318  Westinghouse Air
Brake Technologies
Corp.
83,936
0.1
291
Woodward, Inc.
112,547
0.1
9,109
Xylem, Inc.
1,180,162
1.0
22,741,000
20.2
Information Technology : 8.3%
8,907
(1)
Akamai Technologies,
Inc.
876,360
0.8
2,100
Amdocs Ltd.
146,580
0.1
385
(1)
Arrow Electronics, Inc.
58,582
0.1
857
Avnet, Inc.
56,425
0.1
3,975
CDW Corp.
487,494
0.4
3,400
(1)
Check Point Software
Technologies Ltd.
517,038
0.5

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
815
(1)
Cirrus Logic, Inc.
$ 115,013
0.1
1,602  Cognizant Technology
Solutions Corp. - Class
A
103,217
0.1
664  Dolby Laboratories,
Inc. - Class A
44,202
0.0
2,634
(1)
Dropbox, Inc. - Class A
65,824
0.1
2,216
(1)
F5, Inc.
601,334
0.5
3,423
(1)
Flex Ltd.
215,717
0.2
4,759  Hewlett Packard
Enterprise Co.
102,176
0.1
2,213
HP, Inc.
42,025
0.0
254
Jabil, Inc.
67,307
0.1
4,875
(1)
Keysight Technologies,
Inc.
1,498,234
1.3
17,425  Microchip Technology,
Inc.
1,300,602
1.2
3,275
MKS Instruments, Inc.
800,606
0.7
453
NetApp, Inc.
44,861
0.0
1,024
Qnity Electronics, Inc.
129,802
0.1
1,086
Ralliant Corp.
49,836
0.0
757
(3)
Skyworks Solutions,
Inc.
45,102
0.0
1,936
TD SYNNEX Corp.
303,584
0.3
149
(1)
Teledyne Technologies,
Inc.
101,484
0.1
12,509
(1)
Trimble, Inc.
836,477
0.7
445
VeriSign, Inc.
101,433
0.1
1,468
Vontier Corp.
60,071
0.1
2,600
(1)
Zebra Technologies
Corp. - Class A
582,296
0.5
9,353,682
8.3
Materials : 8.9%
7,400
(1)
Amrize Ltd.
480,926
0.4
8,138
AptarGroup, Inc.
1,169,512
1.0
652
Avery Dennison Corp.
128,020
0.1
1,515
(1)
Axalta Coating
Systems Ltd.
50,616
0.0
12,539  CF Industries
Holdings, Inc.
1,248,132
1.1
1,011
Corteva, Inc.
81,001
0.1
1,481
Crown Holdings, Inc.
169,723
0.2
19,331  DuPont de Nemours,
Inc.
967,323
0.9
815
Eastman Chemical Co.
61,541
0.1
2,325
Franco-Nevada Corp.
652,418
0.6
886  LyondellBasell
Industries NV - Class A
50,963
0.0
1,847
Mosaic Co.
51,421
0.1
69
NewMarket Corp.
43,195
0.0
586
Nucor Corp.
103,652
0.1
6,910  Packaging Corp. of
America
1,604,087
1.4
463
PPG Industries, Inc.
57,074
0.1
1,149  Reliance Steel &
Aluminum Co.
362,670
0.3
380
Royal Gold, Inc.
113,920
0.1
11,675
RPM International, Inc.
1,332,351
1.2
2,454
Sealed Air Corp.
102,774
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
5,901
Steel Dynamics, Inc.
$ 1,139,660
1.0
9,970,979
8.9
Real Estate : 5.5%
225  AvalonBay
Communities, Inc.
39,877
0.0
2,087  Brixmor Property
Group, Inc.
63,174
0.1
7,900
Camden Property Trust
855,886
0.8
292
(1)
CBRE Group, Inc.
- Class A
43,117
0.0
1,590
CubeSmart
65,413
0.1
284  EastGroup Properties,
Inc.
55,752
0.0
17,391  Equity LifeStyle
Properties, Inc.
1,167,980
1.0
888
Equity Residential
56,130
0.0
286  Essex Property Trust,
Inc.
72,961
0.1
1,223  First Industrial Realty
Trust, Inc.
77,220
0.1
3,027  Gaming and Leisure
Properties, Inc.
148,051
0.1
8,181  Host Hotels & Resorts,
Inc.
160,266
0.1
288
(1)
Jones Lang LaSalle,
Inc.
90,878
0.1
9,475  Lamar Advertising Co.
- Class A
1,305,087
1.2
347  Mid-America
Apartment
Communities, Inc.
46,449
0.0
29,267  National Retail
Properties, Inc.
1,326,380
1.2
1,664  Omega Healthcare
Investors, Inc.
80,321
0.1
4,315
Rayonier, Inc.
92,729
0.1
377  SBA Communications
Corp.
75,837
0.1
232  Simon Property Group,
Inc.
47,293
0.0
5,913
VICI Properties, Inc.
178,632
0.2
1,486
WP Carey, Inc.
110,930
0.1
6,160,363
5.5
Utilities : 7.1%
9,148
AES Corp.
158,077
0.1
24,301
Alliant Energy Corp.
1,757,934
1.6
1,141
Ameren Corp.
129,252
0.1
8,390  American Water Works
Co., Inc.
1,141,292
1.0
660
Atmos Energy Corp.
123,281
0.1
2,727
(3)
Brookfield Renewable
Corp.
116,525
0.1
2,583  CenterPoint Energy,
Inc.
112,361
0.1
1,485  Clearway Energy, Inc.
- Class C
56,890
0.0
18,418
CMS Energy Corp.
1,437,893
1.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
1,304  Consolidated Edison,
Inc.
$ 146,726
0.1
1,276
DTE Energy Co.
189,154
0.2
1,713
Edison International
128,030
0.1
922
Entergy Corp.
98,755
0.1
2,352
Essential Utilities, Inc.
94,009
0.1
2,704
Evergy, Inc.
226,217
0.2
1,389
Eversource Energy
105,856
0.1
3,033
Exelon Corp.
150,043
0.1
2,524
FirstEnergy Corp.
129,128
0.1
744
IDACORP, Inc.
107,114
0.1
2,135  MDU Resources
Group, Inc.
44,152
0.0
4,615
National Fuel Gas Co.
420,103
0.4
1,805
NiSource, Inc.
85,377
0.1
2,781
OGE Energy Corp.
136,658
0.1
4,377
PG&E Corp.
83,163
0.1
2,162  Pinnacle West Capital
Corp.
216,849
0.2
2,726
PPL Corp.
106,259
0.1
8,692
UGI Corp.
325,168
0.3
913  WEC Energy Group,
Inc.
106,785
0.1
964
Xcel Energy, Inc.
80,359
0.1
8,013,410
7.1
Total Common Stock
(Cost $98,893,755)
109,137,397
97.0
EXCHANGE-TRADED FUNDS : 0.4%
3,830  iShares Russell Mid-
Cap ETF
394,452
0.4
Total Exchange-Traded
Funds
(Cost $390,294)
394,452
0.4
Total Long-Term
Investments
(Cost $99,284,049)
109,531,849
97.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.0%
Repurchase Agreements : 0.2%
214,990
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
02/27/2026, 3.660%,
due 03/02/2026
(Repurchase
Amount $215,055,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market
Value plus accrued
interest $219,290, due
01/01/35-02/20/66)
$ 214,990
0.2
14,700
(4)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
02/27/2026, 3.650%,
due 03/02/2026
(Repurchase Amount
$14,704, collateralized
by various U.S.
Government
Securities, 0.000%-
5.000%, Market
Value plus accrued
interest $14,994, due
04/23/26-02/15/55)
14,700
0.0
Total Repurchase
Agreements
(Cost $229,690)
229,690
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.8%
3,027,380
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
3,027,380
2.7

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
111,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
$ 111,000
0.1
Total Mutual Funds
(Cost $3,138,380)
3,138,380
2.8
Total Short-Term
Investments
(Cost $3,368,070)
3,368,070
3.0
Total Investments in
Securities
(Cost $102,652,119) $ 112,899,919 100.4
Liabilities in Excess
of Other Assets (396,808) (0.4)
Net Assets $ 112,503,111 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Investment in affiliate.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 109,137,397 $ — $ — $ 109,137,397
Exchange-Traded Funds 394,452 — — 394,452
Short-Term Investments 3,138,380 229,690 — 3,368,070
Total Investments, at fair value $ 112,670,229 $ 229,690 $ — $ 112,899,919
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ — $ 68,712 $ (10,465) $ (6,616) $ 51,631 $ 363 $ (710) $ —
$ — $ 68,712 $ (10,465) $ (6,616) $ 51,631 $ 363 $ (710) $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,338,818
Gross Unrealized Depreciation (2,091,018)
Net Unrealized Appreciation $ 10,247,800